Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Comparison
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a sustainable portion of our NEOs' realized compensation to the achievement of the Company's financial, operational and strategic objectives, and to align pay with changes in the value of our shareholders' investments. The following table sets forth additional information for our NEOs, calculated in accordance with SEC rules, for 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based on:		(in thousands)
Fiscal Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Loss ($)	EBITDA ($) (5)
2022	5,861,036	7,517,035	1,292,677	1,425,134	189	243	(103,377)	26,710
2021	5,864,530	19,817,063	1,406,008	3,550,754	215	348	(44,146)	116,795
2020	3,081,617	4,693,256	870,074	1,264,783	82	357	(89,654)	(15,296)
(1)The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Becker, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Becker served as CEO for each of the years presented.
(2)The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.
(3)For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Kolomaya, Ms. Mapes, Mr. Simpkins and Mr. van der Meulen, as well as Mr. Cronin, the Company's former COO. For 2020, reflects compensation information for Mr. Kolomaya, Ms. Mapes and Mr. Simpkins, as well as Mr. Cronin, the Company's former COO.
(4)Reflects cumulative total shareholder return of the NASDAQ Clean Edge Green Energy (CELS) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The CELS is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
(5)EBITDA represents earnings before interest expense, income tax expense, including related tax expense of equity method investments, depreciation and amortization excluding amortization of right-to-use assets and debt issuance costs. EBITDA is a key financial metric, which the Company believes reflects the efforts of executive management achievements. See the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2022, filed with the SEC on February 10, 2023, for a reconciliation of net loss on a GAAP basis to EBITDA.
To calculate the amounts in the Compensation Actually Paid columns in the table above, in accordance with SEC rules, the following adjustments were made:

	2022		2021		2020
	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs
Adjustments for CEO and Average for Non-CEO NEOs:
Total Compensation as reported above	$5,861,036	$1,292,677	$5,864,530	$1,406,008	$3,081,617	$870,074
Fair value of awards granted during the fiscal year	4,193,933	547,109	4,766,708	944,195	3,218,221	584,544
Year over year increase (decrease) of unvested awards granted in prior years	(1,625,156)	(274,352)	7,962,822	1,090,434	(597,609)	(91,315)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(912,778)	(140,300)	1,836,856	199,546	(386,249)	(44,590)
Decrease from prior fiscal year-end for awards that forfeited during the year	–	–	(613,853)	(89,429)	(622,724)	(53,930)
Compensation Actually Paid	$7,517,035	$1,425,134	$19,817,063	$3,550,754	$4,693,256	$1,264,783
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the pay versus performance table.
Compensation Actually Paid and EBITDA
The following graphic depicts the relationship between EBITDA and compensation actually paid (CAP) to the Company's CEO and NEOs, respectively.

Compensation Actually Paid and Relative Total Shareholder Return
The following graphic depicts the relationship between total shareholder return (TSR) and compensation actually paid to the Company's CEO and NEOs, respectively.

Performance Measures
The following table presents the most important performance measures used by the Company to link compensation actually paid to our CEO and Non-CEO NEOs to the Company's performance. The measures in this table are not ranked.

Performance Measures Used to Link Executive Compensation to Company Performance
EBITDA
Net Income (Loss)
Safety
Corn Oil Yield
Run Rate
ESG - ISS Scoring

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Kolomaya, Ms. Mapes, Mr. Simpkins and Mr. van der Meulen, as well as Mr. Cronin, the Company's former COO. For 2020, reflects compensation information for Mr. Kolomaya, Ms. Mapes and Mr. Simpkins, as well as Mr. Cronin, the Company's former COO.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total shareholder return of the NASDAQ Clean Edge Green Energy (CELS) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The CELS is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 5,861,036	$ 5,864,530	$ 3,081,617
PEO Actually Paid Compensation Amount	7,517,035	19,817,063	4,693,256
Non-PEO NEO Average Total Compensation Amount	1,292,677	1,406,008	870,074
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,425,134	3,550,754	1,264,783
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Relative Total Shareholder Return
The following graphic depicts the relationship between total shareholder return (TSR) and compensation actually paid to the Company's CEO and NEOs, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and EBITDA The following graphic depicts the relationship between EBITDA and compensation actually paid (CAP) to the Company's CEO and NEOs, respectively.
Tabular List [Table Text Block]
Performance Measures
The following table presents the most important performance measures used by the Company to link compensation actually paid to our CEO and Non-CEO NEOs to the Company's performance. The measures in this table are not ranked.

Performance Measures Used to Link Executive Compensation to Company Performance
EBITDA
Net Income (Loss)
Safety
Corn Oil Yield
Run Rate
ESG - ISS Scoring

Total Shareholder Return Amount	$ 189	215	82
Peer Group Total Shareholder Return Amount	243	348	357
Net Income (Loss)	$ (103,377)	$ (44,146)	$ (89,654)
Company Selected Measure Amount	26,710	116,795	(15,296)
PEO Name	Mr. Becker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income (Loss)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Corn Oil Yield
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Run Rate
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ESG - ISS Scoring
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,193,933	$ 4,766,708	$ 3,218,221
PEO [Member] | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,625,156)	7,962,822	(597,609)
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(912,778)	1,836,856	(386,249)
PEO [Member] | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(613,853)	(622,724)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	547,109	944,195	584,544
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(274,352)	1,090,434	(91,315)
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,300)	199,546	(44,590)
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (89,429)	$ (53,930)